Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR
Amortized Cost
Within one year					368,984.1
Over one year through five years					401,486.7
Over five years through ten years					182,689.6
Over ten years					40,790.2
Total	18,668.2	1,017,788.0	818,032.4		993,950.6	804,895.1
Fair Value
Within one year				6,766.5	368,909.0
Over one year through five years				7,327.9	399,514.7
Over five years through ten years				3,372.6	183,873.2
Over ten years				750.8	40,934.6
Fair Value	$ 18,673.4	1,018,071.5	807,080.4	$ 18,217.8	993,231.5	792,964.1